employee benefits expense (Tables)	12 Months Ended
Dec. 31, 2024
employee benefits expense
Schedule of employee benefits expense

Years ended December 31 (millions)	Note	2024	2023
Employee benefits expense – gross
Wages and salaries		$5,581	$5,763
Share-based compensation [1]	14	195	172
Pensions – defined benefit [2]	15(a)	73	62
Pensions – defined contribution	15(f)	122	130
Restructuring costs [1,2]	16(a)	305	440
Employee health and other benefits		287	284
		6,563	6,851
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(98)	(91)
Amortized		94	93
Contract fulfilment costs	20
Capitalized		(32)	(24)
Amortized		6	4
Property, plant and equipment		(323)	(366)
Intangible assets subject to amortization		(303)	(319)
		(656)	(703)
		$5,907	$6,148

1

For the year ended December 31, 2024, $NIL (2023 – $(1)) and $4 (2023 – $NIL) of share-based compensation in the TELUS digital experience segment and the TELUS technology solutions segment, respectively, was included in restructuring costs.

2	For the year ended December 31, 2024, $NIL (2023 – $10) of defined benefit pension expense for the TELUS technology solutions segment was included in restructuring and other costs.